                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

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  1.    Name and address of issuer:
        Separate Account I of Integrity Life Insurance Company
        515 W. Market Street
        Louisville, Kentucky 40202
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  2.    Name of each series or class of funds for which this notice is filed:



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  3.    Investment Company Act File Number: 811-4844


        Securities Act File Number: 33-56654
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  4.    Last day of fiscal year for which this notice is filed: 12/31/96

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  5.    Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                             [ ]
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  6.    Date of termination of issuer's declaration under rule 24f-2(a)(2), if applicable (see Instruction A.6):


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  7.    Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

        0

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  8.    Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: 0

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  9.    Number and aggregate sale price of securities sold during the fiscal year: 6,160,733; $115,577,094


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


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 10.    Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: 6,160,733; $115,577,094


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 11.    Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):


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 12.    Calculation of registration fee:

        (i)   Aggregate sale price of securities sold during
              the fiscal year in reliance on rule 24f-2
              (from Item 10):                                   $   115,577,094
                                                                ---------------

        (ii)  Aggregate price of shares issued in connection
              with dividend reinvestment plans (from Item 11,
              if applicable):                                   +
                                                                ---------------

        (iii) Aggregate price of shares redeemed or
              repurchased during the fiscal year (if
              applicable):                                      -    25,838,504
                                                                ---------------

        (iv)  Aggregate price of shares redeemed or
              repurchased and previously applied as a
              reduction to filing fees pursuant to rule
              24e-2 (if applicable):                            +
                                                                ---------------

        (v)   Net aggregate price of securities sold
              and issued during the fiscal year in
              reliance on rule 24f-2 [line (i), plus line
              (ii), less line (iii), plus line (iv)] (if
              applicable):                                           89,738,590
                                                                ---------------

        (vi)  Multiplier prescribed by Section 6(b) of
              the Securities Act of 1933 or other applicable
              law or regulation (see Instruction C.6):          x        1/3300
                                                                ---------------

        (vii) Fee due [line (i) or line (v) multiplied by
              line (vi)]:                                               $27,194
                                                                ===============

 Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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 13.    Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                   [X]

        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 02/18/97
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                                   SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

        By (Signature and Title)*  /s/ Kevin L. Howard
                                   --------------------------------------------

                                   Assistant Secretary, Integrity Life Insurance Company
                                   --------------------------------------------

        Date February 19, 1997
             ----------------------------------

 *Please print the name and title of the signing officer below the signature.
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

[ARM Financial Group, Inc. letterhead]




February 19, 1997

Integrity Life Insurance Company
515 W. Market Street
Louisville, Kentucky  40202

Re:  Separate Account I of Integrity Life Insurance Company

This opinion is furnished in connection with the filing by Integrity Life Insurance Company ("Integrity") of a Notice (the "Notice") pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940 relating to the registration by Integrity and its Separate Account I (also known as Separate Account INA) under the Securities Act of 1933 (the "1933 Act") of an indefinite number of units of interest (the "Units") of group deferred variable annuity contracts (the "Contracts"). In reliance upon the Rule, 6,160,733 Units with an aggregate sale price of $115,577,094 were sold in 1996 (the "1996 Units").

I have examined all such corporate records of Integrity and such other documents and such laws as I consider appropriate as a basis for the opinion hereinafter expressed. On the basis of such examination, it is my opinion that the Contracts under which the 1996 Units were issued, the registration of which the Notice makes definite in number, are validly issued and binding obligations of Integrity in accordance with their terms and are nonassessable.

Sincerely,


/s/ Kevin L. Howard
Kevin L. Howard
Assistant General Counsel